RIGHT OF USE AND LEASE LIABILITIES - Schedule of Changes In The Balance of Lease Obligations (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance		R$ 3,858,455	R$ 2,517,565
New contracts and modifications		737,899	559,905
Acquisition of subsidiary			777,200
Lease payments – principal		(1,077,611)	(843,338)	R$ (497,905)
Lease payments – interest		(219,574)	(225,420)
Appropriation of financial charges		210,669	229,544	134,579
Write-offs	[1]	(105,790)	(193,174)
Exchange rate variation (OCI)		143,814	1,036,173
Ending balance		R$ 3,547,862	R$ 3,858,455	R$ 2,517,565

[1]	Refers mainly to the termination of contracts related to store leases.